ENTITY-WIDE DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenue, Major Customer [Line Items]
Total revenues	$ 798	$ 752	$ 1,725	$ 1,497
Revenue [Member] | Customers [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 798	$ 752	$ 1,725	$ 1,434